Accounts receivable, net	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable, net consists of the following:

	As of June 30,
	2026	2025
Accounts receivable	$32,751,346	$29,942,050
Allowance for expected credit losses	(3,490,948)	(1,570,348)
Total, net	$29,260,398	$28,371,702

As of each balance sheet date, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on the invoice date, is as follows:

	As of June 30,
	2026	2025
Within 90 days	$14,366,976	$11,898,706
Between 91 and 180 days	690,325	1,636,109
Between 181 and 270 days	1,024,174	5,095,824
More than 270 days	13,178,923	9,741,063
Total	$29,260,398	$28,371,702

The movement in the allowance for expected credit losses is as follows:

	As of June 30,
	2026	2025
Balance at July 1, 2025 and January 1, 2025	$1,570,348	$1,486,333
Addition	1,850,064	807
Foreign exchange difference	70,536	83,208
Balance at June 30, 2026 and June 30, 2025	$3,490,948	$1,570,348

The Company’s normal trade credit term is 30 days (2025: 30 days). Other credit terms are assessed and approved by management on a case-by-case basis.

Subsequent to June 30, 2026, the Company received aggregate payments of $4,183,536 on its accounts receivable. In September and October 2026, the Company also entered into repayment arrangements with certain major customers, pursuant to which outstanding trade receivable balances totaling $20,358,225 are scheduled to be repaid in monthly installments over 60-month periods, commencing between November 2026 and February 2027 and ending between October 2030 and January 2032. Management considered these repayment arrangements, together with subsequent collections and other available information, in assessing the recoverability and expected timing of collection of the related accounts receivable. For the year ended June 30, 2026, the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, provisions for expected credit losses were $1,850,064, $807, $69,474 and $nil, respectively.